Accrued Liabilities	12 Months Ended
Dec. 31, 2013
Accrued Liabilities [Abstract]
ACCRUED LIABILITIES
NOTE 10 – ACCRUED LIABILITIES

Accrued liabilities consist of the following:

	December 31, 2013	December 31, 2012
Business and other taxes payable	$190	$-
Accrued expenses	193,682	193,683
Accrued salary	3,677	1,189
	$197,549	$194,872